INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	194,707,940	149,903,238
Works in progress	27,802	69,290
Finished goods	74,901,300	267,036,620

Inventories	269,637,042	417,009,148